INVESTMENT IN NON-MARKETABLE SECURITIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Investment In Non-marketable Securities
SCHEDULE OF INVESTMENT IN NON MARKETABLE SECURITIES
	As of
Phoenix Plus Corporation	September 30, 2022	December 31, 2021

Cost of investment	$1,500	$1,500

Investment in non-marketable securities	$1,500	$1,500

	As of December 31,
Unreserved Sdn Bhd	2021	2020
Investment in non-marketable securities	$-	$730,637
Less: Sale of investment in non-marketable securities	-	(730,637)
Investment in non-marketable securities	-	-

Phoenix Plus Corporation
Cost of investment	1,500	1,500

Total investment in non-marketable securities	$1,500	$1,500